VARIABLE INTEREST ENTITIES	9 Months Ended
Sep. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES
The Company consolidates various securitization trusts and facilities that have been determined to be variable interest entities (“VIEs”) and of which the Company is a primary beneficiary. The Company has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIEs. For further information regarding VIEs, please see “Note 9: Receivables.”
The following table presents certain assets and liabilities of consolidated VIEs, which are included in the condensed consolidated balance sheets included in this report. The assets in the table below include only those assets that can be used to settle obligations of the consolidated VIEs. The liabilities in the table below include third party liabilities of the consolidated VIEs for which creditors do not have recourse to the general credit of the Company.

	September 30, 2018	December 31, 2017
	(in millions)
Restricted cash	$662	$734
Financing receivables	9,756	10,404
Total Assets	$10,418	$11,138
Debt	$9,647	$10,464
Total Liabilities	$9,647	$10,464